Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2019	2020	2021
Beginning of fiscal year	4,666	975	3,853
Additions	683	3,673	11,476
Utilizations	(4,374)	(795)	(466)
Release	—	—	(570)
End of fiscal year	975	3,853	14,293